Davis FUNDS

50 YEARS DAVIS ADVISORS

Davis Global Fund
Davis International Fund
(portfolios of Davis New York Venture Fund, Inc.)

July 31, 2022

DAVIS GLOBAL FUND	Schedule of Investments
July 31, 2022 (Unaudited)

	Shares/Units	Value
COMMON STOCK – (99.24%)
COMMUNICATION SERVICES – (11.74%)
Media & Entertainment – (11.74%)
Alphabet Inc., Class C *	317,760	$37,063,527
ASAC II L.P. *(a)(b)	35,352	34,627
IAC Inc. *	114,030	7,811,055
iQIYI, Inc., Class A, ADR (China)*	822,810	3,143,134
Liberty Media Corp., Liberty Formula One, Series A *	224,980	13,946,510
Liberty Media Corp., Liberty Formula One, Series C *	127,905	8,668,122
Meta Platforms, Inc., Class A *	145,680	23,177,688
Vimeo, Inc. *	902,030	5,015,287
	Total Communication Services	98,859,950
CONSUMER DISCRETIONARY – (23.48%)
Consumer Durables & Apparel – (0.90%)
Fila Holdings Corp. (South Korea)	322,270	7,557,399
Retailing – (22.58%)
Alibaba Group Holding Ltd. (China)*	850,000	9,556,948
Alibaba Group Holding Ltd., ADR (China)*	142,310	12,718,245
Amazon.com, Inc. *	196,200	26,477,190
Coupang, Inc., Class A (South Korea)*	503,610	8,707,417
Delivery Hero SE (Germany)*	296,500	14,305,043
JD.com, Inc., Class A (China)	71,430	2,130,939
JD.com, Inc., Class A, ADR (China)	718,345	42,741,527
Meituan, Class B (China)*	1,078,429	24,192,774
Naspers Ltd. - N (South Africa)	74,851	10,575,429
Prosus N.V., Class N (Netherlands)	593,440	38,713,052
		190,118,564
	Total Consumer Discretionary	197,675,963
CONSUMER STAPLES – (1.54%)
Food, Beverage & Tobacco – (1.54%)
Darling Ingredients Inc. *	186,740	12,937,347
	Total Consumer Staples	12,937,347
FINANCIALS – (39.47%)
Banks – (19.56%)
Bank of N.T. Butterfield & Son Ltd. (Bermuda)	381,610	12,932,763
Danske Bank A/S (Denmark)	2,911,770	40,719,059
DBS Group Holdings Ltd. (Singapore)	2,433,894	55,537,437
Metro Bank PLC (United Kingdom)*	1,832,992	1,829,253
Wells Fargo & Co.	1,223,530	53,676,261
		164,694,773
Diversified Financials – (10.61%)
Capital Markets – (4.13%)
Julius Baer Group Ltd. (Switzerland)	622,100	32,168,819
Noah Holdings Ltd., Class A, ADS (China)*	151,820	2,641,668
		34,810,487
Consumer Finance – (3.33%)
Capital One Financial Corp.	254,940	28,000,060
Diversified Financial Services – (3.15%)
Berkshire Hathaway Inc., Class B *	88,330	26,551,998
		89,362,545

DAVIS GLOBAL FUND – (CONTINUED)	Schedule of Investments
July 31, 2022 (Unaudited)

	Shares	Value
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Insurance – (9.30%)
Life & Health Insurance – (9.30%)
AIA Group Ltd. (Hong Kong)	3,496,980	$35,132,911
Ping An Insurance (Group) Co. of China, Ltd. - H (China)	7,343,500	43,158,033
		78,290,944
	Total Financials	332,348,262
HEALTH CARE – (6.49%)
Health Care Equipment & Services – (3.43%)
Cigna Corp.	104,800	28,857,728
Pharmaceuticals, Biotechnology & Life Sciences – (3.06%)
Viatris Inc.	2,659,920	25,774,625
	Total Health Care	54,632,353
INDUSTRIALS – (2.22%)
Capital Goods – (1.48%)
Owens Corning	134,690	12,491,151
Commercial & Professional Services – (0.02%)
China Index Holdings Ltd., Class A, ADR (China)*	202,549	130,968
Transportation – (0.72%)
DiDi Global Inc., Class A, ADS (China)*	2,111,298	6,038,312
	Total Industrials	18,660,431
INFORMATION TECHNOLOGY – (11.51%)
Semiconductors & Semiconductor Equipment – (4.57%)
Applied Materials, Inc.	146,710	15,548,326
Intel Corp.	631,240	22,920,324
		38,468,650
Software & Services – (0.62%)
Clear Secure, Inc., Class A *	206,360	5,225,035
Technology Hardware & Equipment – (6.32%)
Hollysys Automation Technologies Ltd. (China)	1,452,956	22,913,116
Samsung Electronics Co., Ltd. (South Korea)	640,890	30,336,619
		53,249,735
	Total Information Technology	96,943,420
MATERIALS – (2.79%)
Teck Resources Ltd., Class B (Canada)	798,940	23,480,847
	Total Materials	23,480,847
TOTAL COMMON STOCK – (Identified cost $767,788,537)		835,538,573

DAVIS GLOBAL FUND – (CONTINUED)	Schedule of Investments
July 31, 2022 (Unaudited)

		Principal	Value
SHORT-TERM INVESTMENTS – (0.83%)
	StoneX Financial Inc. Joint Repurchase Agreement, 2.25%, 08/01/22, dated 07/29/22, repurchase value of $4,286,804 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-7.00%, 08/15/22-07/20/52, total market value $4,371,720)	$4,286,000	$4,286,000
	Truist Securities, Inc. Joint Repurchase Agreement, 2.25%, 08/01/22, dated 07/29/22, repurchase value of $2,742,514 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 3.50%-4.00%, 06/01/34-04/01/45, total market value $2,796,840)	2,742,000	2,742,000
	TOTAL SHORT-TERM INVESTMENTS – (Identified cost $7,028,000)		7,028,000
	Total Investments – (100.07%) – (Identified cost $774,816,537)		842,566,573
	Liabilities Less Other Assets – (0.07%)		(595,130)
		Net Assets – (100.00%)	$841,971,443

ADR: American Depositary Receipt

ADS: American Depositary Share

*	Non-income producing security.

(a)
Restricted securities are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. They are fair valued under methods approved by the Board of Directors. The aggregate value of restricted securities amounted to $34,627 or 0.004% of the Fund's net assets as of July 31, 2022.

(b)	The value of this security was determined using significant unobservable inputs.

Please refer to “Notes to Schedule of Investments” on page 6 for the Fund’s policy regarding valuation of investments.

For information regarding the Fund’s other significant accounting policies, please refer to the Fund’s most recent Semi-Annual or Annual Shareholder Report.

DAVIS INTERNATIONAL FUND	Schedule of Investments
July 31, 2022 (Unaudited)

	Shares	Value
COMMON STOCK – (98.68%)
COMMUNICATION SERVICES – (1.16%)
Media & Entertainment – (1.16%)
iQIYI, Inc., Class A, ADR (China)*	519,590	$1,984,834
	Total Communication Services	1,984,834
CONSUMER DISCRETIONARY – (29.95%)
Consumer Durables & Apparel – (2.62%)
Fila Holdings Corp. (South Korea)	191,560	4,492,181
Retailing – (27.33%)
Alibaba Group Holding Ltd., ADR (China)*	72,080	6,441,790
Coupang, Inc., Class A (South Korea)*	111,240	1,923,340
JD.com, Inc., Class A, ADR (China)	236,120	14,049,140
Meituan, Class B (China)*	380,311	8,531,649
Naspers Ltd. - N (South Africa)	52,010	7,348,306
Prosus N.V., Class N (Netherlands)	130,662	8,523,734
		46,817,959
	Total Consumer Discretionary	51,310,140
FINANCIALS – (44.74%)
Banks – (26.03%)
Bank of N.T. Butterfield & Son Ltd. (Bermuda)	231,950	7,860,785
Danske Bank A/S (Denmark)	828,920	11,591,864
DBS Group Holdings Ltd. (Singapore)	631,510	14,410,014
DNB Bank ASA (Norway)	518,942	10,236,530
Metro Bank PLC (United Kingdom)*	494,340	493,332
		44,592,525
Diversified Financials – (5.93%)
Capital Markets – (5.93%)
Julius Baer Group Ltd. (Switzerland)	170,680	8,825,870
Noah Holdings Ltd., Class A, ADS (China)*	75,810	1,319,094
		10,144,964
Insurance – (12.78%)
Life & Health Insurance – (12.78%)
AIA Group Ltd. (Hong Kong)	1,164,700	11,701,326
Ping An Insurance (Group) Co. of China, Ltd. - H (China)	1,734,000	10,190,785
		21,892,111
	Total Financials	76,629,600
INDUSTRIALS – (6.00%)
Capital Goods – (4.24%)
Schneider Electric SE (France)	52,490	7,259,568
Commercial & Professional Services – (0.29%)
China Index Holdings Ltd., Class A, ADR (China)*	788,834	510,060
Transportation – (1.47%)
DiDi Global Inc., Class A, ADS (China)*	879,576	2,515,587
	Total Industrials	10,285,215
INFORMATION TECHNOLOGY – (13.95%)
Semiconductors & Semiconductor Equipment – (3.44%)
Tokyo Electron Ltd. (Japan)	17,140	5,899,476
Technology Hardware & Equipment – (10.51%)
Hollysys Automation Technologies Ltd. (China)	423,996	6,686,417

DAVIS INTERNATIONAL FUND – (CONTINUED)	Schedule of Investments
July 31, 2022 (Unaudited)

		Shares/Principal	Value
COMMON STOCK – (CONTINUED)
INFORMATION TECHNOLOGY – (CONTINUED)
Technology Hardware & Equipment – (Continued)
	Samsung Electronics Co., Ltd. (South Korea)	239,090	$11,317,359
			18,003,776
		Total Information Technology	23,903,252
MATERIALS – (2.88%)
	Teck Resources Ltd., Class B (Canada)	167,710	4,928,997
		Total Materials	4,928,997
	TOTAL COMMON STOCK – (Identified cost $170,254,574)		169,042,038
SHORT-TERM INVESTMENTS – (1.33%)
	StoneX Financial Inc. Joint Repurchase Agreement, 2.25%, 08/01/22, dated 07/29/22, repurchase value of $1,385,260 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-7.00%, 08/15/22-07/20/52, total market value $1,412,700)	$1,385,000	1,385,000
	Truist Securities, Inc. Joint Repurchase Agreement, 2.25%, 08/01/22, dated 07/29/22, repurchase value of $886,166 (collateralized by: U.S. Government agency mortgages and obligation in a pooled cash account, 3.50%-4.00%, 06/08/29-04/01/45, total market value $903,720)	886,000	886,000
	TOTAL SHORT-TERM INVESTMENTS – (Identified cost $2,271,000)		2,271,000
	Total Investments – (100.01%) – (Identified cost $172,525,574)		171,313,038
	Liabilities Less Other Assets – (0.01%)		(13,980)
	Net Assets – (100.00%)		$171,299,058

ADR: American Depositary Receipt

ADS: American Depositary Share

*	Non-income producing security.

Please refer to “Notes to Schedule of Investments” on page 6 for the Fund’s policy regarding valuation of investments.

For information regarding the Fund’s other significant accounting policies, please refer to the Fund’s most recent Semi-Annual or Annual Shareholder Report.

DAVIS GLOBAL FUND	Notes to Schedule of Investments
DAVIS INTERNATIONAL FUND	July 31, 2022 (Unaudited)

Security Valuation - The Funds calculate the net asset value of their shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges including NASDAQ) are valued at the last reported sales price on the day of valuation. Listed securities for which no sale was reported on that date are valued at the last quoted bid price. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Funds’ assets are valued. Securities (including restricted securities) for which market quotations are not readily available or securities whose values have been materially affected by what Davis Selected Advisers, L.P. (“Adviser”), the Funds’ investment adviser, identifies as a significant event occurring before the Funds’ assets are valued, but after the close of their respective exchanges will be fair valued using a fair valuation methodology applicable to the security type or the significant event as previously approved by the Funds’ Pricing Committee and Board of Directors. The Pricing Committee considers all facts it deems relevant that are reasonably available, through either public information or information available to the Adviser’s portfolio management team, when determining the fair value of a security. To assess the appropriateness of security valuations, the Adviser may consider (i) comparing prior day prices and/or prices of comparable securities; (ii) comparing sale prices to the prior or current day prices and challenge those prices exceeding certain tolerance levels with the third-party pricing service or broker source; (iii) new rounds of financing; (iv) the performance of the market or the issuer’s industry; (v) the liquidity of the security; (vi) the size of the holding in a fund; and/or (vii) any other appropriate information. The determination of a security’s fair value price often involves the consideration of  a number of  subjective factors  and is therefore  subject to the  unavoidable risk  that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available. Fair value determinations are subject to review, approval, and ratification by the Funds’ Board of Directors at its next regularly scheduled meeting covering the period in which the fair valuation was determined. Fair valuation methods used by the Funds may include, but are not limited to, valuing securities initially at cost (excluding commissions) and subsequently adjusting the value due to: additional transactions by the issuer, changes in company specific fundamentals and changes in the value of similar securities. Values may be further adjusted for any discounts related to security-specific resale restrictions.

Short-term investments purchased within 60 days to maturity are valued at amortized cost, which approximates market value.

The Funds’ valuation procedures are reviewed and subject to approval by the Board of Directors. There have been no significant changes to the fair valuation procedures during the period.

Fair Value Measurements - Fair value is defined as the price that the Funds would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market for the investment. Various inputs are used to determine the fair value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Funds can obtain the fair value assigned to a security if they were to sell the security.

DAVIS GLOBAL FUND	Notes to Schedule of Investments – (Continued)
DAVIS INTERNATIONAL FUND	July 31, 2022 (Unaudited)

Fair Value Measurements - (Continued)

The following is a summary of the inputs used as of July 31, 2022 in valuing each Fund’s investments carried at value:

	Investments in Securities at Value
	Davis Global	Davis International
	Fund	Fund
Valuation Inputs
Level 1 – Quoted Prices:
Common Stock:
Communication Services	$98,825,323	$1,984,834
Consumer Discretionary	90,644,379	22,414,270
Consumer Staples	12,937,347	–
Financials	123,802,750	9,179,879
Health Care	54,632,353	–
Industrials	18,660,431	3,025,647
Information Technology	66,606,801	6,686,417
Materials	23,480,847	4,928,997
Total Level 1	489,590,231	48,220,044
Level 2 – Other Significant Observable Inputs:
Common Stock:*
Consumer Discretionary	107,031,584	28,895,870
Financials	208,545,512	67,449,721
Industrials	–	7,259,568
Information Technology	30,336,619	17,216,835
Short-Term Investments	7,028,000	2,271,000
Total Level 2	352,941,715	123,092,994
Level 3 – Significant Unobservable Inputs:
Common Stock:
Communication Services	34,627	–
Total Level 3	34,627	–
Total Investments	$842,566,573	$171,313,038

*Includes certain securities trading primarily outside the U.S. whose value the Fund adjusted as a result of significant market movements following the close of local trading.

The following table reconciles the valuation of assets in which significant unobservable inputs (Level 3) were used in determining fair value during the nine months ended July 31, 2022. The net change in unrealized appreciation (depreciation) during the period on Level 3 securities still held at July 31, 2022 was $(1,531)** for Davis Global Fund. The cost of purchases or proceeds from sales may include securities received or delivered through corporate actions or exchanges.

	Beginning Balance at November 1, 2021	Cost of Purchases	Net Change in Unrealized Appreciation (Depreciation)**	Net Realized Gain (Loss)	Transfers into Level 3	Transfers out of Level 3***	Ending Balance at July 31, 2022
Davis Global Fund
Investments in Securities:
Common Stock	$36,158	$–	$(1,531)	$–	$–	$–	$34,627
Preferred Stock	44,642,079	–	7,961,100	–	–	(52,603,179)	–
Total Level 3	$44,678,237	$–	$7,959,569	$–	$–	$(52,603,179)	$34,627
Davis International Fund
Investments in Securities:
Preferred Stock	$8,721,618	$–	$1,555,341	$–	$–	$(10,276,959)	$–
Total Level 3	$8,721,618	$–	$1,555,341	$–	$–	$(10,276,959)	$–

** Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on securities still held at July 31, 2022, may be due to investments no longer held or categorized as Level 3 at period end.

***During the period ended July 31, 2022, certain securities fair valued at $52,603,179 and $10,276,959 for Davis Global Fund and Davis International Fund, respectively, transferred out of Level 3 because observable market data became available for the securities.

DAVIS GLOBAL FUND	Notes to Schedule of Investments – (Continued)
DAVIS INTERNATIONAL FUND	July 31, 2022 (Unaudited)

Fair Value Measurements - (Continued)

The following table is a summary of those assets in which significant unobservable inputs (Level 3) were used by the Adviser in determining fair value. Note that these amounts exclude any valuations provided by a pricing service or broker.

	Fair Value at	Valuation	Unobservable		Impact to Valuation from an
	July 31, 2022	Technique	Input	Amount	Increase in Input
Davis Global Fund
Investments in Securities:
Common Stock	$34,627	Discounted Cash Flow	Annualized Yield	3.704%	Decrease

Total Level 3	$34,627

The significant unobservable input listed in the above table is used in the fair value measurement of common stock, and if changed, would affect the fair value of the Fund’s investments. The “Impact to Valuation from an Increase in Input” represents the change in fair value measurement resulting from an increase in the corresponding input. A decrease in the input would have the opposite effect.

Federal Income Taxes

At July 31, 2022, the aggregate cost of investments and unrealized appreciation (depreciation) for federal income tax purposes were as follows:

	Davis Global	Davis International
	Fund	Fund
Cost	$795,171,559	$180,600,625
Unrealized appreciation	189,354,095	29,663,364
Unrealized depreciation	(141,959,081)	(38,950,951)
Net unrealized appreciation (depreciation)	$47,395,014	$(9,287,587)